Retirement Benefit and Other Post-retirement Obligations - Summary of Changes in Value of US PRMB (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Opening defined benefit obligation	£ (77)
Interest on plan liabilities	(3)	£ (11)	£ (4)
Closing defined benefit obligation	(67)	(77)
PRMB [member]
Disclosure of defined benefit plans [line items]
Interest on plan liabilities	2	3	2
Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Exchange differences	13	(32)
Current service cost	9	10
Actuarial gains/(losses) - experience	132	12
Actuarial gains/(losses) - demographic	134	(45)
Actuarial gains/(losses) - financial	39	(697)
Benefits paid	206	129
Present value of defined benefit obligation [member] | PRMB [member]
Disclosure of defined benefit plans [line items]
Opening defined benefit obligation	(77)	(76)
Exchange differences	5	(14)
Current service cost	1
Curtailments		2
Interest on plan liabilities	(2)	(3)
Actuarial gains/(losses) - experience	1	8
Actuarial gains/(losses) - demographic	1	2
Actuarial gains/(losses) - financial	(2)	(1)
Benefits paid	6	5
Closing defined benefit obligation	£ (67)	£ (77)	£ (76)